CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (22,808)	$ (30,995)	$ (39,760)	$ (40,335)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,393	2,008	2,729	1,619
Change in fair value of SAFEs				10,390
Loss on write-off of property and equipment		9	9
Share-based compensation expense	1,315	1,375	1,824	646
Deferred income taxes			0	(152)
Gain on loan forgiveness				(647)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	1,965	3,560	2,039	(4,613)
Accounts payable	(727)	(268)	1,512	1,009
Accrued expenses and other liabilities	(1,884)	1,718	2,717	1,265
Net cash used in operating activities	(19,746)	(22,593)	(28,930)	(30,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(31)	(92)	(106)	(55)
Capitalized internal-use software costs	(927)	(728)	(1,074)	(1,016)
Net cash used in investing activities	(958)	(820)	(1,180)	(1,071)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of SAFE notes				18,675
Proceeds from business combination and PIPE Investment				59,045
Payment of costs directly attributable to the issuance of common stock in connection with the business combination and PIPE investment				(14,871)
Proceeds from the issuance of shares under the PIPE and registered direct investment	13,223
Payment of costs directly attributable to the issuance of common stock in connection with the PIPE and registered direct investment	(844)
Proceeds from exercise of common stock options		27	27	1
Proceeds from the issuance of shares under the employee stock purchase plan	41	125	257
Proceeds from the issuance of long-term debt		5,000	5,000	10,000
Payment on long-term debt	(858)
Debt issuance costs				(518)
Net cash (used in) provided by financing activities	11,562	5,152	5,284	72,332
Net change in cash and cash equivalents	(9,142)	(18,261)	(24,826)	40,443
Cash and cash equivalents, beginning of period	15,740	40,566	40,566	123
Cash and cash equivalents, end of period	6,598	22,305	15,740	40,566
Supplemental disclosures of cash flow information:
Cash paid for interest			$ 1,325	$ 85
Cash paid for interest	$ (1,054)	$ (870)